ALLIANCE MUNICIPAL TRUST -NEW JERSEY PORTFOLIO

ALLIANCE CAPITAL


SEMI-ANNUAL REPORT
DECEMBER 31, 1997
(UNAUDITED)




STATEMENT OF NET ASSETS
DECEMBER 31, 1997 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           MUNICIPAL BONDS-92.8%
           NEW JERSEY-83.3%
           BERGEN COUNTY UTILITY AUTHORITY
           FGIC Pre-Refunded
$  1,000   3/15/98                                 3.90%     $ 1,007,494
           CARLSTADT COUNTY
           Tax Appeal Refunding Notes
     500   3/01/98                                 3.70          500,352
           CLOSTER GO BAN
   1,710   8/21/98                                 3.80        1,713,402
           EAST WINDSOR TOWNSHIP BAN
   5,000   4/17/98                                 3.90        5,004,878
           EGG HARBOR
           FSA
     500   9/15/98                                 3.88          502,281
           ESSEX COUNTY GO
           Series '97A FGIC
     815   7/15/98                                 3.70          818,350
           ESSEX COUNTY IMPROVEMENT AUTHORITY
           (County Asset Sale Project)
           Series '95 AMBAC VRDN (a)
   7,000   12/01/25                                3.50        7,000,000
           ESSEX COUNTY IMPROVEMENT AUTHORITY
           SFMR (Pooled Govt Loan Prog.)
           Series '86 VRDN (a)
   2,000   7/01/26                                 3.45        2,000,000
           FORT LEE BAN
           Series '97
   2,320   5/22/98                                 3.90        2,322,581
           GLOUCESTER COUNTY PCR
           (Mobil Oil Co.) VRDN (a)
   2,000   12/01/03                                3.35        2,000,000
           JERSEY CITY BAN
   6,000   9/18/98                                 3.87        6,020,756
           MAHWAH TOWNSHIP SCHOOL DISTRICT
           FSA
     415   7/15/98                                 3.90          417,582
           MERCER COUNTY IMPROVEMENT AUTHORITY
           (Aces Pooled Govt Loan Prog.)
           VRDN (a)
   2,700   11/01/98                                3.45        2,700,000
           MIDDLESEX BAN
   1,200   6/24/98                                 3.90        1,201,922
           MONMOUTH COUNTY
     500   7/01/98                                 3.95          502,526
           MONMOUTH COUNTY
           IMPROVEMENT AUTHORITY
           (Pooled Govt Loan Prog.) VRDN (a)
   5,050   8/01/16                                 3.50        5,050,000
           NEW JERSEY ECONOMIC
           DEVELOPMENT AUTHORITY
           (Bergen Community Blood Center)
           Series '97 VRDN (a)
   2,170   12/01/12                                4.10        2,170,000
           NEW JERSEY ECONOMIC
           DEVELOPMENT AUTHORITY
           (Epitaxx, Inc. Project)
           Series '91 AMT VRDN (a)
   5,000   8/01/16                                 4.40        5,000,000
           NEW JERSEY ECONOMIC
           DEVELOPMENT AUTHORITY
           (Hoffman-La Roche Inc.)
           Series '93 AMT VRDN (a)
   6,000   11/01/11                                5.00        6,000,000
           NEW JERSEY ECONOMIC
           DEVELOPMENT AUTHORITY
           (Kinder-Care Learning Centers)
           Series D VRDN (a)
     390   10/01/00                                3.90          390,000
           NEW JERSEY ECONOMIC
           DEVELOPMENT AUTHORITY
           (Merck & Co.)
           Series '82 VRDN (a)
   1,300   10/01/22                                3.90        1,300,000


1



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD         VALUE
-------------------------------------------------------------------------
           NEW JERSEY ECONOMIC
           DEVELOPMENT AUTHORITY
           (Newark Recycling)
           Series '97 PPB (a)
$  4,500   12/01/22                                3.95%     $ 4,500,000
           NEW JERSEY ECONOMIC
           DEVELOPMENT AUTHORITY
           (Russ Berrie & Co., Inc.)
           Series '83 VRDN (a)
     200   12/01/13                                3.70          200,000
           NEW JERSEY ECONOMIC
           DEVELOPMENT AUTHORITY
           (Thermal Energy Ltd.)
           AMT VRDN (a)
   4,500   12/01/31                                3.55        4,500,000
           NEW JERSEY ECONOMIC
           DEVELOPMENT AUTHORITY
           (United Water Project)
           Series '96C
           AMBAC AMT VRDN (a)
   5,300   11/01/25                                4.80        5,300,000
           NEW JERSEY ECONOMIC
           DEVELOPMENT AUTHORITY
           Composite Issue
           Series '92U AMT VRDN (a)
   1,530   12/01/02                                4.15        1,530,000
           NEW JERSEY ECONOMIC
           DEVELOPMENT AUTHORITY IDR
           (Economic Growth)
           Series B AMT VRDN (a)
   1,255   8/01/04                                 4.10        1,255,000
           NEW JERSEY ECONOMIC
           DEVELOPMENT AUTHORITY IDR
           (Fujinon Inc. Project)
           Series '86 VRDN (a)
   2,000   3/01/01                                 4.00        2,000,000
           NEW JERSEY ECONOMIC
           DEVELOPMENT AUTHORITY PCR
           (Hoffman-LA Roche Inc.)
           VRDN (a)
   2,800   2/01/05                                 4.15        2,800,000
           NEW JERSEY HEALTH
           CARE FACILITIES
           (AHS Hospital Corp.)
           Series A AMBAC
   1,940   7/01/98                                 4.00        1,941,822
           NEW JERSEY STATE TRANSPORTATION
           TRUST FUND AUTHORITY
           (Transportation System)
           Series A ETM
   1,000   6/15/98                                 4.30        1,001,692
           NEW JERSEY STATE
           TURNPIKE AUTHORITY
           (Turnpike Revenue)
           Series '91D FGIC VRDN (a)
   7,400   1/01/18                                 3.45        7,400,000
           NEWARK HEALTHCARE
           FACILITY REVENUE
           (Urban Renewal Corp. Care Fac.)
           Series '95A VRDN (a)
   2,965   6/01/30                                 4.85        2,965,000
           OLD BRIDGE GO BAN
           Series '97
   1,484   7/01/98                                 3.87        1,486,677
           PASSAIC COUNTY BAN
           Series '97
   5,000   4/03/98                                 3.85        5,007,877
           PLEASANTVILLE BOARD OF
           EDUCATION BAN
   6,000   8/28/98                                 3.89        6,013,593
           PORT AUTHORITY OF NEW
           YORK AND NEW JERSEY
           (Versatile Structure)
           Series '96-5 VRDN (a)
   2,300   8/01/24                                 4.90        2,300,000
           PORT AUTHORITY OF NEW
           YORK AND NEW JERSEY
           (Versatile Structure)
           Series '97-1R VRDN (a)
   1,000   8/01/28                                 5.10        1,000,000


2



ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           PORT AUTHORITY OF NEW
           YORK AND NEW JERSEY
           (Versatile Structure)
           Series 3 VRDN (a)
$  2,000   6/01/20                                 4.90%    $  2,000,000
           ROSELAND
           General Improvement FGIC
     200   3/15/98                                 3.85          200,485
           SALEM COUNTY PCR
           (Dupont Corp.)
           Series '82A VRDN (a)
   2,400   3/01/12                                 3.80        2,400,000
           WESTWOOD BAN
     943   8/17/98                                 3.90          944,946
                                                            -------------
                                                             110,369,216

           COLORADO-1.5%
           DENVER HFA MFHR
           (Seasons Apts. Project)
           Series '90 VRDN (a)
   2,000   10/01/06                                3.70        2,000,000

           LOUISIANA-0.6%
           WEST BATON ROUGE PARISH IDR
           (Dow Chemical Co. Project)
           Series '95 AMT VRDN (a)
     800   11/01/25                                5.15          800,000

           NEBRASKA-2.2%
           STANTON COUNTY IDR
           (Nucor Corp. Project)
           Series '96 AMT VRDN (a)
   2,900   11/01/26                                3.80        2,900,000

           PENNSYLVANIA-3.3%
           PENNSYLVANIA ECONOMIC
           DEVELOPMENT AUTHORITY
           (National Gypsum Co. Project)
           Series '97A AMT VRDN (a)
   4,400   11/01/32                                3.85        4,400,000

           PUERTO RICO-1.9%
           PUERTO RICO GOVERNMENT
           DEVELOPMENT BANK
           Series '85 MBIA VRDN (a)
   1,300   12/01/15                                3.35        1,300,000
           PUERTO RICO HIGHWAY
           AND TRANSPORTATION AUTHORITY
           Series X VRDN(a)
     300   7/01/99                                 3.35          300,000
           PUERTO RICO INDUSTRIAL,
           MEDICAL, HIGHER EDUCATION &
           ENVIRONMENT
           (Ana G. Mendez Educ.
           Foundation Project) VRDN (a)
     900   12/01/15                                4.15          900,000
                                                            -------------
                                                               2,500,000

           Total Municipal Bonds
           (amortized cost $122,969,216)                     122,969,216

           COMMERCIAL PAPER-7.3%
           NEW JERSEY-5.3%
           NEW JERSEY TRAN
           Series '98-A
   2,000   2/25/98                                 3.65        2,000,000
   2,000   2/26/98                                 3.70        2,000,000
   3,000   1/26/98                                 3.75        3,000,000
                                                               7,000,000


3



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD         VALUE
-------------------------------------------------------------------------
           PUERTO RICO-2.0%
           PUERTO RICO GOVERNMENT
           DEVELOPMENT BANK
           Series '96
$  2,650   2/12/98                                 3.75%    $  2,650,000

           Total Commercial Paper
           (amortized cost $9,650,000)                         9,650,000

           TOTAL INVESTMENTS-100.1%
           (amortized cost $132,619,216)                    $132,619,216
           Other assets less liabilities-(0.1%)                 (186,337)

           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           132,434,162 shares outstanding)                  $132,432,879


#    All securities either mature or their interest rate changes in one year or less.

(a) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMBAC  American Municipal Bond Assurance Corporation
     AMT    Alternative Minimum Tax
     BAN    Bond Anticipation Note
     ETM    Escrowed to Maturity
     FGIC   Financial Guaranty Insurance Company
     FSA    Financial Security Assurance
     GO     General Obligation
     HFA    Housing Finance Agency/Authority
     IDR    Industrial Development Revenue
     MBIA   Municipal Bond Investors Assurance
     MFHR   Multi-Family Housing Revenue
     PCR    Pollution Control Revenue
     SFMR   Single Family Mortgage Revenue
     TRAN   Tax & Revenue Anticipation Note

     See notes to financial statements.


4



STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $2,577,193

EXPENSES
  Advisory fee (Note B)                               $ 354,039
  Distribution assistance and administrative
    service (Note C)                                    232,305
  Transfer agency (Note B)                               93,964
  Custodian fees                                         38,732
  Audit and legal fees                                    8,219
  Printing                                                7,410
  Registration fees                                       3,744
  Trustees' fees                                          1,594
  Amortization of organization expense                    1,021
  Miscellaneous                                           3,134
  Total expenses                                        744,163
  Less: expense reimbursement and fee waiver           (117,792)
  Net expenses                                                         626,370

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $1,950,823


See notes to financial statements.


5



STATEMENT OF CHANGES IN NET ASSETS
ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

                                                 SIX MONTHS ENDED
                                                   DEC. 31, 1997    YEAR ENDED
                                                    (UNAUDITED)   JUNE 30, 1997
                                                  --------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                            $  1,950,822   $  3,170,235
  Net change in unrealized appreciation
    of investments                                           -0-        (3,305)
  Net increase in net assets from operations          1,950,822      3,166,930

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                              (1,950,822)    (3,170,235)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                               8,853,625     25,484,266
  Total increase                                      8,853,625     25,480,961

NET ASSETS
  Beginning of period                               123,579,254     98,098,293
  End of period                                    $132,432,879   $123,579,254


See notes to financial statements.


6



NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing eight classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio (the "Portfolio"), Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. ORGANIZATION EXPENSES
The organization expenses of the Portfolio are being amortized against income on a straight-line basis through February 7, 1999.

3. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 1997, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio from July 1, 1997 to November 19, 1997 for expenses exceeding .85 of 1% of its average daily net assets. For the six months ended December 31, 1997, the reimbursement amounted to $63,321.


7


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $55,088 for the six months ended December 31, 1997.

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25 of 1% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1997, the distribution fee amounted to $177,019 of which $54,471 was waived. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1997, such payments by the Portfolio amounted to $55,286, of which $45,500 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At December 31, 1997, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1997 the Portfolio had a capital loss carryforward of $1,283, of which $1,032 expires in 2003 $219, expires in the year 2004 and $32 expires in 2005.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At December 31, 1997, capital paid-in aggregated $132,434,162. Transactions, all at $1.00 per share, were as follows:

                                               SIX MONTHS ENDED    YEAR ENDED
                                                 DEC. 31, 1997       JUNE 30,
                                                  (UNAUDITED)          1997
                                               ----------------   -------------
Shares sold                                       393,676,057      521,386,264
Shares issued on reinvestments of dividends         1,950,822        3,170,235
Shares redeemed                                  (386,773,254)    (499,072,233)
Net increase                                        8,853,625       25,484,266


8



FINANCIAL HIGHLIGHTS
ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS   FEBRUARY 7,
                                            -----------------------------------------------------------------
                                                ENDED                                              1994(A)
                                            DECEMBER 31,           YEAR ENDED JUNE 30,             THROUGH
                                                1997      -------------------------------------    JUNE 30,
                                            (UNAUDITED)       1997         1996         1995         1994
                                            ------------  -----------  -----------  -----------  ------------
Net asset value, beginning of period           $1.00         $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                       .014          .027         .028         .029         .008

LESS: DIVIDENDS
Dividends from net investment income           (.014)        (.027)       (.028)       (.029)       (.008)
Net asset value, end of period                 $1.00         $1.00        $1.00        $1.00        $1.00

TOTAL RETURNS
Total investment return based on
  net asset value (c)                           2.78%(d)      2.72%        2.89%        2.93%        2.08%(d)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $132,433      $123,579      $98,098      $74,133      $36,909
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .88%(d)       .85%         .82%         .74%         .70%(d)
  Expenses, before waivers and
    reimbursements                              1.05%(d)      1.12%        1.19%        1.29%        1.93%(d)
  Net investment income (b)                     2.76%(d)      2.68%        2.84%        2.98%        2.07%(d)


(a)  Commencement of operations.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(d)  Annualized.


9



ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
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YIELDS. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
1 # 1 # 9 2 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

ANJSR